18. Reserve for Warrants: Schedule Summarizes the Warrant Activity (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule Summarizes the Warrant Activity

	2023		2022		2021
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted Average exercise price
	#	$	#	$	#	$
Outstanding, beginning of year	821,106	3.93	880,525	1.55	551,929	1.59
Issued from debentures financing	-	-	-	-	361,098	1.50
Issued as Finders’ Warrants from IPO	-	-	184,000	USD 9.375	-	-
Issued as Incentive Warrants	75,000	USD 3.00	-	-	-	-
Issued as Incentive Warrants	75,000	USD 4.00	-	-	-	-
Issued as Incentive Warrants	75,000	USD 5.00	-	-	-	-
Issued as Settlement Warrants	500,000	USD 2.50	-	-	-	-
Exercised	(21,052)	1.50	(243,419)	1.50	(2,170)	2.25
Expired	-	-	-	-	(30,332)	2.25
Outstanding, end of year	1,525,054	4.00	821,106	3.93	880,525	1.55